Combined Consolidated Statements of Members' Equity (Deficit) - FP Land LLC (FP Land LLC, predecessor business, USD $)	FP Land LLC, predecessor business USD ($)
Balance at Dec. 31, 2011	$ (5,301,792)
Net income	586,352
Contributions	8,022,163
Distributions	(2,973,355)
Balance at Dec. 31, 2012	333,368
Net income	177,642
Balance at Mar. 31, 2013
Balance at Dec. 31, 2012	333,368
Net income	34,172
Contributions	1,673,450
Distributions	(6,764,912)
Balance at Dec. 31, 2013	(4,723,922)
Net income	134,590
Contributions	1,178,107
Distributions	(16,765)
Balance at Mar. 31, 2014	$ (3,427,990)